EQ ADVISORS TRUSTSM

AXA Large Cap Growth Managed Volatility Portfolio – Class IA, IB and K Shares

SUPPLEMENT DATED NOVEMBER 11, 2016 TO THE SUMMARY PROSPECTUS DATED MAY 1, 2016, AS SUPPLEMENTED

This Supplement updates certain information contained in the Summary Prospectus of the AXA Large Cap Growth Managed Volatility Portfolio, a series of EQ Advisors Trust (“Trust”), dated May 1, 2016, as supplemented. You should read this Supplement in conjunction with the Summary Prospectus and retain it for future reference. You may obtain an additional copy of the Summary Prospectus, or a copy of the Prospectus and Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information regarding changes to the Sub-Advisers of the AXA Large Cap Growth Managed Volatility Portfolio (the “Portfolio”).

Information Regarding

AXA Large Cap Growth Managed Volatility Portfolio – Class IA, IB and K Shares

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Effective on or about December 9, 2016, information in the section of the Summary Prospectus entitled “Who Manages the Portfolio – Sub-Adviser: Wells Capital Management Inc. (“Wells Capital Management”)” is deleted in its entirety and replaced with the following information:

Sub-Adviser: HS Management Partners, LLC (“HSMP”)

Portfolio Manager: The individual primarily responsible for the securities selection, research and trading for a portion of the Active Allocated Portion of the Portfolio is:

Name	Title	Date Began Managing the Portfolio
Harry Segalas	Managing Partner and Chief Investment Officer of HSMP	December, 2016

Sub-Adviser: Polen Capital Management, LLC (“Polen”)

Portfolio Managers: The members of the team that are jointly and primarily responsible for the securities selection, research and trading for a portion of the Active Allocated Portion of the Portfolio are:

Name	Title	Date Began Managing the Portfolio
Dan Davidowitz	Portfolio Manager and Chief Investment Officer of Polen	December, 2016
Damon Ficklin	Portfolio Manager and Analyst of Polen	December, 2016

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